Noncontrolling Interests (Changes In MUFG's Ownership Interests In Subsidiaries) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Noncontrolling Interests [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 416,231	¥ 452,645	¥ 868,662
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Conversion of preferred stock to common stock issued by a subsidiary			(641)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Change in ownership interest in Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 2)		20,550
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 2)	(20,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Other	759	3,859	221
Net transfers from (to) noncontrolling interest shareholders	(19,241)	24,409	(420)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 396,990	¥ 477,054	¥ 868,242